Segment information - Revenue by geographical area (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue by geographical area
Revenue	€ 267,633	€ 266,765	€ 256,127
United States of America
Revenue by geographical area
Revenue	110,886	108,584	90,350
Americas other than USA
Revenue by geographical area
Revenue	6,245	6,516	7,049
Belgium
Revenue by geographical area
Revenue	6,157	6,564	8,265
Germany
Revenue by geographical area
Revenue	30,885	34,963	33,172
France
Revenue by geographical area
Revenue	17,195	17,355	19,053
Switzerland
Revenue by geographical area
Revenue	20,454	19,710	20,780
United Kingdom
Revenue by geographical area
Revenue	14,981	15,634	15,153
Italy
Revenue by geographical area
Revenue	8,153	8,387	11,412
Netherlands
Revenue by geographical area
Revenue	7,459	7,924	7,977
Other Europe
Revenue by geographical area
Revenue	25,886	23,051	22,928
Asia Pacific
Revenue by geographical area
Revenue	€ 19,332	€ 18,077	€ 19,988